Exhibit 1

BGME Trust 2021-VR

Commercial Mortgage Pass-Through Certificates, Series 2021-VR

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

30 March 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Bank USA Goldman Sachs & Co. LLC Goldman Sachs Mortgage Company 200 West Street New York, New York 10282	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	BGME Trust 2021-VR (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-VR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, GS Mortgage Securities Corporation II (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 March 2021

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes (collectively, the “Trust Loan”) issued by one special purpose entity that is a Delaware limited liability company, and evidencing an anticipated repayment date, fixed-rate, interest-only mortgage loan,
b.	The Trust Loan will be secured by, among other things, a first lien mortgage on the Borrower’s fee simple interest in an office and research and development property with on-site covered and surface parking located in Burlingame, San Mateo County, California (the “Property”) and
c.	The Trust Loan has a related fixed-rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan and Property as of 6 April 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 4

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Trust Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Trust Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Trust Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Trust Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Trust Loan (the “Remaining Amortization Term (Mos.)”) and
d.	Use the “Senior Trust Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Trust Loan as of the Reference Date (the “Senior Trust Cut-off Date Balance ($)”) and
ii.	The principal balance of the Trust Loan as of the “Maturity Date” of the Trust Loan (the “Senior Trust Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and
ii.	Remaining Interest-Only Period (Mos.)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Senior Trust Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Amortization Type and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Payment and
ii.	Annual Debt Service

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Payment” of the Trust Loan as 1/12th of the product of:

a.       The “Senior Trust Original Balance ($),” as shown on the Final Data File,

b.       The ”Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.       365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Trust Loan as twelve (12) times the “Monthly Payment” of the Trust Loan, as shown on the Final Data File.

Attachment A Page 4 of 4

9.	Using the:
a.	Annual Debt Service,
b.	Underwritten Net Operating Income ($),
c.	Underwritten Net Cash Flow ($),
d.	Senior Trust Cut-off Date Balance ($),
e.	Senior Trust Balloon Balance ($),
f.	Appraised Value ($) and
g.	Units, Pads, Rooms, Sq Ft,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Cut-off Date LTV Ratio (%),
iv.	LTV Ratio at Maturity (%),
v.	Debt Yield on Underwritten Net Operating Income (%),
vi.	Debt Yield on Underwritten Net Cash Flow (%) and
vii.	Loan Per Unit ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Trust Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	29 March 2021

Non-Consolidation Opinion (see Note 1)	17 February 2021

Guaranty Agreement (see Note 1)	17 February 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	11 February 2021

Engineering Report	20 January 2021

Seismic Report	24 December 2020

Phase I Environmental Report	20 January 2021

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Property Management Agreement	9 March 2021

Tenant Lease Agreements & Amendments	Various

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Unit Description	Underwritten Rent Roll
Units, Pads, Rooms, Sq Ft	Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Occupancy (%)	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
As Stabilized Appraised Value ($) (see Note 2)	Appraisal Report
As Stabilized Appraisal Date (see Note 2)	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
PML or SEL (%)	Seismic Report
Earthquake Insurance Required (see Note 3)	Seismic Report
Flood Zone	Engineering Report

Exhibit 2 to Attachment A Page 2 of 7

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant (Y/N)	Underwritten Rent Roll

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Upfront Environmental Reserve ($)	Mortgage Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Mortgage Loan Agreement
Upfront RE Tax Reserve ($)	Mortgage Loan Agreement
Upfront Insurance Reserve ($)	Mortgage Loan Agreement

Trust Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
First Due Date (see Note 6)	Mortgage Loan Agreement
Maturity Date (see Note 7)	Mortgage Loan Agreement
Delaware Statutory Trust (Yes/No)?	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Sponsor	Mortgage Loan Agreement
Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Senior Trust Original Balance ($)	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Hyper Amortizing Loan	Mortgage Loan Agreement
Hyper Am Loan Maturity Date	Mortgage Loan Agreement
Due Date	Mortgage Loan Agreement
Grace Period-Late Fee	Mortgage Loan Agreement
Grace Period-Default	Mortgage Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Recourse	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Trust Loan Information: (continued)

Characteristic	Source Document(s)

Terrorism Insurance Required	Mortgage Loan Agreement
Last IO Due Date	Mortgage Loan Agreement
Lockbox (see Note 8)	Mortgage Loan Agreement
Cash Management (see Note 9)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
DSCR at Trigger Level	Mortgage Loan Agreement
Prepayment Provision (see Note 10)	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement
Lockout Expiration Date (see Note 11)	Mortgage Loan Agreement
Prepayment / Defeasance Begin Date (see Note 12)	Mortgage Loan Agreement
Prepayment / Defeasance End Date (see Note 13)	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Open Period Begin Date (see Note 14)	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement
Tenant In Common (Yes/No)?	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Future Debt Allowed?	Mortgage Loan Agreement
Letter of Credit?	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics, the Depositor instructed us to use the “Hypothetical Market Value As If Stabilized” appraised value and related appraisal date, respectively, as shown in the appraisal report Source Document.

For the purpose of comparing the “As Stabilized Appraised Value ($)” and “As Stabilized Appraisal Date” characteristics, the Depositor instructed us to use the “Prospective Market Value Upon Stabilization” appraised value and related appraisal date, respectively, as shown in the appraisal report Source Document.

3.	For the purpose of comparing the “Earthquake Insurance Required” characteristic, the Depositor instructed us to use “Yes” if the “PML or SEL (%)” value on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Preliminary Data File is less than 20% or is “NAP,” the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

6.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Maturity Date” characteristic, the Depositor instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) requires the borrower(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

10.	The mortgage loan agreement Source Document contains the following language:

“Lockout Period” means the period from the Closing Date to but excluding the first Payment Date following the earlier to occur of (i) the third anniversary of the Closing Date and (ii) the second anniversary of the date on which the entire Loan (including any subordinated interest therein) has been Securitized pursuant to a Securitization or series of Securitizations, and

For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to assume that the “Closing Date” as described in the preceding paragraph(s) above is “1 April 2021.”

11.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period of the prepayment string, as shown in the applicable Source Document(s) and described in Note 10 above.

12.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period of the prepayment string, as shown in the applicable Source Document(s) and described in Note 10 above.

13.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

14.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Administrative Cost Rate (%)
Origination Date
Whole Loan Interest Rate
Mortgage Loan Rate (%)
First P&I Due Date
Junior Trust Interest Rate
Junior Trust Maturity Date
Cross-Collateralized (Y/N)
Crossed Group
Occupancy Date
Flood Risk
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Letter of Credit Balance
Letter of Credit Description
Overlapping Fee Interest?
Loan Purpose
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Whole Loan Original Balance
Whole Loan Cut-Off Date Balance
Whole Loan Balloon Balance
Pari Passu Companion Loan Original Balance (Non-trust)
Pari Passu Companion Loan Cut-off Date Balance (Non-trust)
Pari Passu Companion Loan Balloon Balance (Non-trust)
Junior Trust Original Balance

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Junior Trust Cut-Off Date Balance
Junior Trust Balloon Balance
Junior Trust Annual Payment
Ground Lease Expiration Date
Annual Ground Lease Payment ($)
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Ownership Interest
Ground Lease Y/N
Upfront Other Reserve ($)
Other Reserve Description
Related Group
Environmental Phase I Report Date
Blanket Insurance Policy (Yes/No)
Other Subordinate Debt / Preferred Equity Balance
Other Subordinate Debt / Preferred Equity Type
Prior Securitizations

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.